Summary of selected significant accounting policies - Narrative (Details) $ in Thousands	Mar. 26, 2022 USD ($) facility shares
Disclosure Of Significant Accounting Policies [Line Items]
Number of loan facilities | facility	2
the Loan
Disclosure Of Significant Accounting Policies [Line Items]
Maximum borrowing capacity	$ 75,000
Warrant to purchase shares (in shares) | shares	324,190
the Loan , Convertible Line
Disclosure Of Significant Accounting Policies [Line Items]
Maximum borrowing capacity	$ 18,750
the Loan , Term Loan
Disclosure Of Significant Accounting Policies [Line Items]
Maximum borrowing capacity	$ 56,250